Significant Accounting Policies (Schedule of Property and Equipment Useful Lives) (Details)	12 Months Ended
Apr. 30, 2014
Call center [Member]
Property, Plant and Equipment [Line Items]
Depreciation Term	5 years
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation Term	5 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation Term	7 years
Library (online) [Member]
Property, Plant and Equipment [Line Items]
Depreciation Term	3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation Term	5 years